Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cost:
Property and equipment, gross	$ 407,591	$ 317,083
Total accumulated depreciation	93,942	33,293
Property and equipment, net	313,649	283,790
Computers, software and manufacturing equipment [Member]
Cost:
Property and equipment, gross	52,977	43,089
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	186,494	148,712
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	$ 168,120	$ 125,282